SCHEDULE OF PROVINCIAL INCOME TAX RATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory tax rates	26.50%	26.50%
Income tax (recovery) computed at the statutory rates	$ (13,964)	$ (3,243)
Non-deductible items	1,210	(1,996)
Change in tax benefit not recognized	18,501	9,098
Foreign tax differentials	(1,028)	(355)
Other	259	112
Special mining royalty	100	167
Provision for income taxes	$ 5,078	$ 3,783